Share-based Compensation - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award contractual life		7 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued in period (in shares) | shares	0
Expense for stock options		$ 0.1
Unrecognized compensation costs related to non-vested stock options	$ 0.6	$ 0.6